Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Abstract
INVENTORIES
9	INVENTORIES

	2019	2018
	USD	USD

Spare parts and consumables	179,644	147,090

Cost of inventories recognised during the year amounted to USD 788,792 (2018: USD 592,471). No provision is required for inventories at 31 December 2019 (2018: nil).